Supplemental Oil and Gas Information - Discounted Future Net Cash Flows (Detail) - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Extractive Industries [Abstract]
Future cash inflows		$ 4,008,764		$ 7,314,745		$ 4,942,687
Future production costs		(1,438,531)		(1,020,599)		(1,343,252)
Future development costs		(784,003)		(1,209,907)		(1,137,429)
Future income tax expense	[1]	(88,723)		(1,669,356)
Future net cash flows for estimated timing of cash flows		1,697,507		3,414,883		2,462,006
10% annual discount for estimated timing of cash flows		(877,647)		(1,604,728)		(1,103,145)
Standardized measure of discounted future net cash flows		$ 819,860	[2]	$ 1,810,155	[2]	$ 1,358,861	[2]	$ 1,138,271

[1]	Our predecessor was a pass through entity and was subject to the Texas margin tax based on the taxable margin apportioned to Texas. However, due to immateriality, we have excluded the impact of this tax for the year ended December 31, 2013.
[2]	Includes $63,422 attributable to both noncontrolling interests and NGPCIF for the year ended December 31, 2013.